INCOME TAX EXPENSES (Details Narrative) ¥ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Income tax rate			25.00%	25.00%	25.00%	25.00%
Uncertain tax positions | ¥			¥ 0		¥ 0
Hong Kong Income Tax Within Two Million [Member]
Operating Loss Carryforwards [Line Items]
Investment company tax return of capital distribution | $				$ 2
Hong Kong Income Tax Beyond Two Million [Member]
Operating Loss Carryforwards [Line Items]
Investment company tax return of capital distribution | $				$ 2
HONG KONG | Hong Kong Income Tax Within Two Million [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate			8.25%	8.25%
HONG KONG | Hong Kong Income Tax Beyond Two Million [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate			16.50%	16.50%
CHINA
Operating Loss Carryforwards [Line Items]
Percentage of qualified research and development expenses enterprises are entitled to claim as additional tax deduction	75.00%	100.00%	50.00%	50.00%			50.00%
Withholding tax rate			10.00%	10.00%
Undistributed earnings available for distribution | ¥					¥ 334,248
Statute of limitations year			3 years	3 years
Statute of limitations extended period			5 years	5 years
CHINA | PRC and Hong Kong Special Administrative Region [Member]
Operating Loss Carryforwards [Line Items]
Withholding tax rate			5.00%	5.00%
CHINA | Arrangement between PRC and Hong Kong Special Administrative Region on Avoidance of Double Taxation and Prevention of Fiscal Evasion with Respect to Taxes on Income and Capital [Member]
Operating Loss Carryforwards [Line Items]
Withholding tax rate			10.00%	10.00%
Minimum percentage of equity interests			25.00%	25.00%
CHINA | Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Percentage of qualified research and development expenses enterprises are entitled to claim as additional tax deduction			75.00%	75.00%
CHINA | New Technology Enterprises [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate			15.00%	15.00%
CHINA | Enterprise Income Tax [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate			25.00%	25.00%
CHINA | Subsidiaries And Variable Interest Entities And Predecessor Operations [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate			25.00%	25.00%